AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 20, 1998
                                              SECURITIES ACT FILE NO. 333-_____
                                      INVESTMENT COMPANY ACT FILE NO. 811-_____
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-2
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                        PRE-EFFECTIVE AMENDMENT NO.                        |_|
                        POST-EFFECTIVE AMENDMENT NO.                       |_|

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                      |X|
                               AMENDMENT NO.                               |_|

                               ------------------

                                  CVS AUTOMATIC
                         COMMON EXCHANGE SECURITY TRUST
             (Exact Name of Registrant as Specified in its Charter)

                            C/O GOLDMAN, SACHS & CO.
                                 85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 902-1000

                            KENNETH L. JOSSELYN, ESQ.
                                 85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                          Robert E. Buckholz, Jr., Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004


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                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. |_|

         |X| This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-41617.

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

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
-------------------------------------------------------------------------------------------------

 Title of Securities                                    Proposed Maximum             Amount of
   Being Registered      Amount to be Registered   Aggregate Offering Price(1)   Registration Fee
----------------------   -----------------------   ---------------------------   ----------------
Trust Automatic Common
  Exchange Securities       589,265 Securities              $68.15628                $11,398.17
-------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee.

     THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE UPON FILING WITH THE COMMISSION IN ACCORDANCE WITH RULE 462(B) UNDER THE SECURITIES ACT OF 1933.
===============================================================================

                                EXPLANATORY NOTE

         This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933 and General Instruction J of Form N-2, as promulgated under the Securities Act of 1933 and the Investment Company Act of 1940. The contents of the Registration Statement on Form N-2 (File No. 333-41617; 811-08539) filed by CVS Automatic Common Exchange Security Trust with the Securities and Exchange Commission, which was declared effective by the Commission on May 20, 1998, are incorporated herein by reference.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 20th day of May, 1998.

                                          CVS AUTOMATIC COMMON
                                          EXCHANGE SECURITY TRUST


                                          By: /s/ Paul S. Efron
                                              ---------------------------------
                                               Paul S. Efron
                                               Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person, in the capacities and on the date indicated.


         NAME                              TITLE                     DATE
         ----                              -----                     ----

/s/ Paul S. Efron               Principal Executive Officer,     May 21, 1998
-------------------------       Principal Financial Officer,
    Paul S. Efron               Principal Accounting Officer
                                and Trustee

                                  EXHIBIT INDEX


                                                                     SEQUENTIAL
EXHIBIT                                                                 PAGE
NUMBER                     DESCRIPTION                                 NUMBER
------                     -----------                               ----------
2.l        Opinion and Consent of Counsel to the Trust
2.n.(i)    Tax Opinion of Counsel to the Trust (Consent contained
             in Exhibit 2.n.(i))
2.n.(iii)  Consent of Independent Public Accountants
2.n.(iv)   Consents to Being Named as Trustee